POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2023	2022
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	4.6%	5.3%
Rate of compensation increase	2.0% to 7.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	5.3%	3.3%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

	As at December 31
(In millions of dollars)	2023	2022

Plan assets, at fair value	2,339	2,770
Accrued benefit obligations	(2,260)	(2,430)

Surplus of plan assets over accrued benefit obligations	79	340
Effect of asset ceiling limit	(3)	(42)

Net deferred pension asset	76	298

Consists of:
Deferred pension asset	76	298
Deferred pension liability	—	—

Net deferred pension asset	76	298
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2023	2022

Employer contribution	19	134
Employee contribution	28	31

Total contribution	47	165

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2023	2022

Discount rate
Impact of 0.5% increase	(183)	(163)
Impact of 0.5% decrease	208	183

Rate of future compensation increase
Impact of 0.25% increase	13	10
Impact of 0.25% decrease	(13)	(10)

Mortality rate
Impact of 1 year increase	38	42
Impact of 1 year decrease	(42)	(45)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2023	2022

Plan assets, beginning of year	2,770	3,198
Interest income	134	108
Remeasurements, recognized in other comprehensive income and equity	149	(604)
Contributions by employees	28	31
Contributions by employer	19	134
Benefits paid	(89)	(93)
Impact of annuitization	(737)	—
Impact of Shaw Transaction	67	—
Administrative expenses paid from plan assets	(2)	(4)

Plan assets, end of year	2,339	2,770

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2023	2022

Accrued benefit obligations, beginning of year	2,430	3,171
Current service cost	76	124
Interest cost	116	103
Benefits paid	(89)	(93)
Impact of annuitization	(736)	—
Contributions by employees	28	31
Impact of Shaw Transaction	55	—
Remeasurements, recognized in other comprehensive income and equity	380	(906)

Accrued benefit obligations, end of year	2,260	2,430
Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2023	2022

Plan cost:
Current service cost	76	124
Net interest cost	(18)	(5)

Net pension expense	58	119
Administrative expense	4	4

Total pension cost recognized in net income	62	123
Net interest cost, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2023	2022

Interest income on plan assets	(134)	(108)
Interest cost on plan obligation	116	103

Net interest cost, recognized in finance costs	(18)	(5)

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2023	2022

Return (loss) on plan assets (excluding interest income)	149	(604)
Change in financial assumptions	(328)	942
Change in demographic assumptions	(8)	—
Effect of experience adjustments	(44)	(36)
Change in asset ceiling	40	(33)

Remeasurement (loss) gain, recognized in other comprehensive income and equity	(191)	269

PENSION PLANS PURCHASE OF ANNUITIES
During the year ended December 31, 2023, our defined benefit pension plans purchased approximately $737 million of annuities from an insurance company for substantially all the retired members in the plans. The aggregate premium for the annuities was funded by selling a corresponding amount of existing assets from the plans. The purchase of the annuities relieved us of primary responsibility for, and eliminated risk associated with, the accrued benefit obligation for the retired members. The annuity purchase did not have a significant impact to our results for the year ended December 31, 2023.

SUPPLEMENTAL DEFINED BENEFIT PLAN DETAILS
We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2023	2022

Accrued benefit obligation, beginning of year	83	96
Pension expense, recognized in employee salaries and benefits expense	9	13
Net interest cost, recognized in finance costs	5	4
Remeasurements, recognized in other comprehensive income	6	(24)
Benefits paid	(9)	(6)

Accrued benefit obligation, end of year	94	83

Disclosure of fair value of plan assets
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2023	2022

Equity securities	1,371	1,281
Debt securities	914	1,474
Other - cash	54	15

Total fair value of plan assets	2,339	2,770
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2023	2022

Equity securities:
Domestic	12.0%	9.6%	7% to 17%
International	46.6%	36.7%	38% to 58%
Debt securities	39.1%	53.2%	30% to 50%
Other - cash	2.3%	0.5%	0% to 5%

Total	100.0%	100.0%